Authorised and issued share capital - Options Granted, WPP Worldwide Share Ownership Program (Detail)	12 Months Ended
	Dec. 31, 2019 shares ADRs £ / shares $ / ADRs	Dec. 31, 2018 shares
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	25,105,815	24,218,615
WPP Worldwide Share Ownership Program [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	4,701,924	5,520,774
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	82,650
Exercise price per share | £ / shares	£ 6.268
Exercise dates	2014 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 1 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	24,550
Exercise dates	2014 - 2021
Exercise price per ADR | $ / ADRs	49.230
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	36,500
Exercise price per share | £ / shares	£ 6.268
Exercise dates	2015 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 2 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	16,530
Exercise dates	2013 - 2020
Exercise price per ADR | $ / ADRs	56.560
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	53,150
Exercise price per share | £ / shares	£ 7.113
Exercise dates	2013 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 3 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	39,184
Exercise dates	2015 - 2022
Exercise price per ADR | $ / ADRs	67.490
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	25,750
Exercise price per share | £ / shares	£ 7.113
Exercise dates	2014 - 2020
WPP Worldwide Share Ownership Program [member] | Exercise price group 4 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	166,655
Exercise dates	2017 - 2024
Exercise price per ADR | $ / ADRs	102.670
WPP Worldwide Share Ownership Program [member] | Exercise price group 5 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	194,079
Exercise price per share | £ / shares	£ 8.458
Exercise dates	2015 - 2022
WPP Worldwide Share Ownership Program [member] | Exercise price group 5 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	141,935
Exercise dates	2016 - 2023
Exercise price per ADR | $ / ADRs	110.760
WPP Worldwide Share Ownership Program [member] | Exercise price group 6 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	43,000
Exercise price per share | £ / shares	£ 13.145
Exercise dates	2017 - 2021
WPP Worldwide Share Ownership Program [member] | Exercise price group 7 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	1,739,050
Exercise price per share | £ / shares	£ 13.145
Exercise dates	2017 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 8 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	4,375
Exercise price per share | £ / shares	£ 13.145
Exercise dates	2018 - 2024
WPP Worldwide Share Ownership Program [member] | Exercise price group 9 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	564,975
Exercise price per share | £ / shares	£ 13.505
Exercise dates	2016 - 2023
WPP Worldwide Share Ownership Program [member] | Exercise price group 10 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	14,125
Exercise price per share | £ / shares	£ 13.505
Exercise dates	2017 - 2023